Warrant Liability - fair value through profit or loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Warrant Liability
Balance - Beginning of year	$ 67,852	$ 11,552
Additions	75,769	71,875
Change in fair value	88,438	(19,497)
Fair value transfered to Share Capital on Exercise	(2,042)
Foreign exchange	(5,017)	3,922
Balance - End of year	$ 225,000	$ 67,852